Oil and Natural Gas Properties (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Oil and Natural Gas Properties [Abstract]
Unevaluated properties		$ 0		$ 0	$ 0
Depletion expense		$ 307,184	$ 403,183	716,490	767,401
Staking expense				31,000
Evaluation costs				123,000
Estimated plugging and abandonment costs				584,000
Other producing property related costs				20,000
Revisions to asset retirement obligations	$ 193,229			435,067	$ (497,407)
Fair value				166,449
Asset retirement costs				$ 26,780